Capital Stock and Stock Compensation Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Capital Stock and Stock Compensation Plans
Capital Stock – SNI’s capital structure includes Common Voting Shares and Class A Common shares. The articles of incorporation provide that the holders of Class A Common shares, who are not entitled to vote on any other matters except as required by Ohio law, are entitled to elect the greater of three or one-third of the directors. The Common Voting Shares and Class A Common shares have equal dividend distribution rights.
Incentive Plans – In connection with the Separation, we implemented a new stock based compensation plan (Scripps Networks Interactive, Inc. 2008 Long-Term Incentive Plan) (the “Plan”) and registered 19,000,000 common shares available for issuance under the Plan. E. W. Scripps share based awards, which included stock options and restricted stock awards, held by our employees and certain former employees of E. W. Scripps were converted to equivalent share based awards of Scripps Networks Interactive, Inc. The conversions were based on the ratio of the market price of each company’s publicly traded common stock at the time of Separation. The Plan is administered by our Board of Directors.
The Plan provides for long-term performance compensation for key employees and members of the Board of Directors. A variety of discretionary awards for employees and non-employee directors are authorized under the Plan, including incentive or non-qualified stock options, stock appreciation rights, restricted or nonrestricted stock awards and performance awards. The vesting of such awards may be conditioned upon either a specified period of time or the attainment of specific performance goals as determined by the administrator of the plan. The option price and term are also subject to determination by the administrator with respect to each grant. Option prices are generally expected to be set at the market price of our common stock at date of grant and option terms are not expected to exceed ten years. The Plan expires in 2018, except for options then outstanding.
We satisfy stock option exercises and vested stock awards with newly issued shares. Shares available for future stock compensation grants totaled 6.9 million as of December 31, 2010.
Stock Options – Stock options grant the recipient the right to purchase Class A Common shares at not less than 100% of the fair market value on the date the option is granted. Stock options granted to employees generally vest over a three year period, conditioned upon the individual’s continued employment through that period. Vesting of all share based awards are immediately accelerated upon the death or disability of the employee or upon a change in control of the Company or in the business in which the individual is employed. In addition, vesting of stock options are immediately accelerated upon the retirement of the employee. Unvested awards are forfeited if employment is terminated for other reasons. Options granted to employees prior to 2005 generally expire 10 years after grant, while options granted in 2005 and later generally have 8-year terms. Stock options granted to non-employee directors generally vest over a one-year period and have a 10-year term for options granted prior to 2010. Options granted 2010 and later have 8-year terms.
On June 1, 2009 the Company offered eligible participants, the opportunity to exchange certain outstanding vested or unvested stock options (the “Exchange Offer”) for a lesser number of restricted Class A Common Shares of equal value to the options. Each share of restricted stock granted in the option exchange will vest over two years, with 50 percent vesting on each of the first and second anniversaries of the restricted shares’ issue date. Pursuant to the Exchange Offer, 834,946 shares of restricted stock were issued in exchange for 4,147,951 options surrendered.
The following table summarizes information about stock option transactions:

(shares in thousands)	Number of Shares	Weighted- Average Exercise Price	Range of Exercise Prices

Outstanding at
December 31, 2009	8,016	$36.20	$20 - $49
Granted in 2010	598	$40.04	$39 - $47
Exercised in 2010	(1,952)	$33.32	$20 - $48
Forfeited in 2010	(135)	$39.31	$20 - $48

Outstanding at December 31, 2010	6,527	$37.33	$20 - $49

Options exercisable at December 31, 2010	4,880	$40.32	$20 - $49

The following table presents additional information about exercises of stock options:

(in thousands)	For the years ended December 31,
	2010	2009	2008
Cash received upon exercise	$65,230	$27,735	$5,873
Intrinsic value (market value on date of exercise less exercise price)	29,793	6,863	4,068

Substantially all options granted prior to 2009 are exercisable. Options generally become exercisable over a three-year period. Information about options outstanding and options exercisable by year of grant is as follows:

(dollars in millions, except per share amounts)
			Options Outstanding			Options Exercisable
Year of Grant	Range of Exercise Prices	Average Remaining Term (in years)	Options on Shares Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Options on Shares Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)
2001 - expire in 2011	$27 - 32	0.25	130,205	$30.00	$2.7	130,205	$30.00	$2.7
2002 - expire in 2012	35 - 36	1.19	405,694	35.26	6.3	405,694	35.26	6.3
2003 - expire in 2013	37 - 43	2.19	724,328	37.45	9.6	724,328	37.45	9.6
2004 - expire in 2014	43 - 49	3.21	1,123,194	45.85	5.5	1,123,194	45.85	5.5
2005 - expire in 2013	43 - 48	2.14	687,032	43.82	4.7	687,032	43.82	4.7
2006 - expire in 2014	40 - 46	3.18	777,212	45.20	4.3	777,212	45.20	4.3
2007 - expire in 2015	39 - 46	4.18	393,977	44.74	2.4	393,977	44.74	2.4
2008 - expire in 2016	40 - 43	5.16	215,320	39.98	2.3	150,776	40.06	1.6
2009 - expire in 2017	20 - 37	6.16	1,479,765	21.43	43.3	486,097	22.58	13.7
2010 - expire in 2018	39 - 47	7.17	590,738	40.04	6.3	1,317	39.44	—

Total	$20 - 49	3.48	6,527,465	$37.33	$87.4	4,879,832	$40.32	$50.8

Restricted Stock Units – Awards of restricted stock units (“RSUs”) are converted into equal number of Class A Common shares at the vesting date. The fair value of RSUs is based on the closing price of the common stock on the date of grant. RSUs vest over a range of three to five years, conditioned upon the continued employment through that period.
The following table presents additional information about RSUs:

(shares in thousands)		Grant Date Fair Value
	Units	Weighted Average
Unvested units at
December 31, 2009
Units awarded in 2010	443	$31.56
Units converted in 2010	(58)	$20.48

Unvested units at December 31, 2010	385	$29.89

In addition, performance based RSUs (“PBRSUs”) have been awarded represent the right to receive a grant of RSUs if certain performance measures are met. Each award specifies a target number of shares to be issued and the specific performance criteria that must be met. The number of shares that an employee receives may be less or more than the target number of shares depending on the extent to which the specified performance measures are met or exceeded. The shares earned are issued as RSUs following the annual performance period and vest over a three year service period from the date of issuance. During 2010 PBRSUs with a target of 279,062 Class A Common shares were granted with a weighted-average grant price of $41.08. As of December 31, 2010, we anticipate issuing approximately 238,000 RSUs related to this award in 2011 and 71,000 RSUs related to this award in 2012.
Restricted Stock – Awards of Class A Common shares (“restricted stock”) generally require no payment by the employee. Restricted stock awards generally vest over a three-year period, conditioned upon the individual’s continued employment through that period. The vesting of certain awards may also be accelerated if certain performance targets are met. Vesting of awards is immediately accelerated upon the death or disability of the employee or upon a change in control of SNI or in the business in which the individual is employed. Unvested awards are forfeited if employment is terminated for other reasons. Awards are nontransferable during the vesting period, but the shares are entitled to all the rights of an outstanding share. There are no post-vesting restrictions on shares granted to employees and non-employee directors. At the election of the employee, restricted stock awards may be converted to RSUs prior to vesting.
Information related to restricted stock transactions is presented below:

(shares in thousands)		Grant Date Fair Value
	Number of Shares	Weighted Average	Range of Prices
Unvested shares at
December 31, 2009	1,095	$31.05	$21 - $49
Shares awarded in 2010	43	$23.75	$23.75
Shares vested in 2010	(613)	$31.19	$21 - $49
Shares forfeited in 2010	(10)	$30.71	$28 - $43

Unvested shares at December 31, 2010	515	$29.50	$21 - $43

The following table presents additional information about restricted stock vesting:

(in thousands)	For the years ended December 31,
	2010	2009	2008
Fair value of shares vested	$26,180	$3,735	$1,225

Stock-Based Compensation – In accordance with share-based payment accounting guidance, compensation cost is based on the grant-date fair value of the award. The fair value of awards that grant the employee the right to the appreciation of the underlying shares, such as share options, is measured using a lattice-based binomial model. The fair value of awards that grant the employee the underlying shares is measured by the fair value of a Class A Common share.
Compensation costs, net of estimated forfeitures due to termination of employment or failure to meet performance targets, are recognized on a straight-line basis over the requisite service period of the award. The requisite service period is generally the vesting period stated in the award. However, because option based compensation grants vest upon the retirement of the employee, grants to retirement-eligible employees are expensed immediately and grants to employees who will become retirement eligible prior to the end of the stated vesting period are expensed over such shorter period.
Compensation costs of stock options are estimated on the date of grant using a binomial lattice model. The weighted-average assumptions E. W. Scripps used in the model for pre-Separation grants in 2008 are as follows:

2008
Weighted-average fair value of stock options granted	$9.18
Assumptions used to determine fair value:
Dividend yield	1.3%
Risk-free rate of return	3.1%
Expected life of options (years)	6.00
Expected volatility	19.3%

The weighted-average assumptions Scripps Networks Interactive, Inc. used in the model for post-Separation grants are as follows:

	2010	2009	2008
Weighted-average fair value of stock options granted	$13.89	$6.10	$8.46
Assumptions used to determine fair value:
Dividend yield	0.75%	1.5%	0.8%
Risk-free rate of return	2.52%	1.9%	3.4%
Expected life of options (years)	4.9	5	5.45
Expected volatility	38.3%	34.0%	23.0%
Dividend yield considers our historical dividend yield paid and expected dividend yield paid over the life of the options. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the valuation model. Expected volatility is based on a combination of historical share price volatility for a longer period and the implied volatility of exchange-traded options on our Class A Common shares.
For periods presented prior to the Separation, stock-based compensation expense attributable to employees of the Company has been allocated in the consolidated and combined statements of operations. In addition, stock-based compensation expense attributable to E. W. Scripps corporate employees has been allocated to the Company based on revenue. For periods after the separation, stock-based compensation costs represent expenses from newly issued SNI awards and expenses from E. W. Scripps awards converted to equivalent share based awards in SNI stock.
A summary of stock-based compensation costs is as follows:

(in thousands)	For the years ended December 31,
	2010	2009	2008
Allocated stock-based compensation costs			$8,157
Compensation cost on SNI stock awards	$20,665	$17,136	10,608

Total stock-based compensation costs	$20,665	$17,136	$18,765

As of December 31, 2010, $6.9 million of total unrecognized stock-based compensation cost related to stock options is expected to be recognized over a weighted-average period of 1.4 years. In addition, $17.9 million of total unrecognized stock-based compensation cost related to restricted stock awards, including RSUs and PBRSUs, is expected to be recognized over a weighted-average period of 1.3 years.
As a result of the distribution of SNI to the shareholders of E. W. Scripps, SNI employees holding share-based equity awards, including share options and restricted shares, have received modified awards in our Company’s stock. A charge of $4.9 million was recorded at the time of modification related to our employees. As of December 31, 2010, the modification also created approximately $0.1 million of unrecognized stock based compensation associated with our unvested stock options which is expected to be recognized over the first quarter 2011.
As of December 31, 2010, the Exchange Offer created approximately $0.1 million of unrecognized stock based compensation as a result of the Exchange Offer that will be recognized over the modified two year vesting period of the newly issued restricted stock.